Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 004
EBP, Accounting Policy [Line Items]
Employee contributions remitted to trust	$ 174,613	$ 154,086